Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 71,211	$ 86,384
Allowance for credit losses	(25,113)	(26,617)
Accounts receivable, net	$ 46,098	$ 59,767